Expense Example - FidelitySAISustainableLowDurationIncomeFund-PRO - FidelitySAISustainableLowDurationIncomeFund-PRO - Fidelity SAI Sustainable Low Duration Income Fund - Fidelity SAI Sustainable Low Duration Income Fund
Oct. 29, 2022 USD ($)
Expense Example:
1 year	$ 26
3 years	$ 318